AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
               CLASS A SHARES
                     AND
               CLASS B SHARES
      SUPPLEMENT DATED JANUARY 21, 2000
    TO PROSPECTUS DATED NOVEMBER 2, 1998
  (AS SUPPLEMENTED THROUGH APRIL 20, 1999)

For All Funds:

This    Supplement   incorporates    certain
information   provided   in    a    previous
supplement dated November 15, 1999.

The "Investment Objective" section included in the "Fact Sheet" should reflect that the investment objective may be changed by the Trustees without shareholder approval.

Craig  R. Rodby, John A. Graf and Thomas  L.
West,  Jr.  have  resigned as  Trustees  and
Officers  of the Series Company.  R.  Miller
Upton  has resigned as Trustee of the Series
Company.   Effective January 18,  2000,  the
size of the Board was reset at 10 (eight  of
the  Trustees are independent  and  two  are
employees   of  VALIC  or  its  affiliates).
Effective July 27, 1999, Alice T.  Kane  and
Kent E. Barrett were elected by the Board of Trustees to serve as trustees and President and Executive Vice President, respectively, of the Series Company.

Effective    immediately,   all    inquiries
regarding the Prospectus should be directed, in writing, to American General Fund Group
Customer  Service, P.O. Box  219502,  Kansas
City, Missouri 64121-6502, or by calling  1-
877-999-2434.

Effective   immediately,   under    "General
Redemption  Policies," on  page  82  of  the
Prospectus,  the  amount  of  a   redemption
request  which  must  be  accompanied  by  a
signature guarantee has been lowered from an
amount in excess of $50,000 to an amount  in
excess  of  $25,000.  As always, a signature
guarantee  will be required for a redemption
request  of any amount, where the redemption
proceeds are to be sent somewhere other than
the   address  of  record  on   the   Series
Company's books or if the current address of
record  has  not been on the  books  for  60
days.

Under  "Systematic Withdrawals," on page  81
of the Prospectus, if you own Class B Shares
you  may  redeem up to 12% annually of  your
account  value  without  incurring  a  CDSC,
which  replaces the provision that  you  may
only  redeem  up  to 12%  annually  of  your
initial  account without incurring  a  CDSC.
As   always,   the  minimum  amount   of   a
withdrawal under the Systematic Withdrawal program is $50 and the minimum account size is $5,000.

Effective   May   1,   1999,   the    Funds'
distributor   was   changed    from    VALIC
Investment Services Company (VISCO) to  A.G.
Distributors, Inc., an affiliate  of  VALIC.
Effective  July 14, 1999, A.G. Distributors,
Inc.  changed  its name to American  General
Distributors, Inc. All references to VISCO in this Prospectus should instead refer to American General Distributors, Inc.

Fund  shares are now sold to the  public  by
broker/dealers     separate     from     the
Distributor,  although one is an  affiliate.
The Distributor remains the Series Company's
principal underwriter.  The "Purchasing  and
Selling   Fund  Shares"  section   of   this
Prospectus  should  now reflect  that  sales
charges  on  Class  A shares  are  allocated
between  the  Distributor  and  the  selling
broker/dealer.   Similarly, any  reallowance
of  sales  charge shown in the sales  charge
tables  should  now  reflect  that   it   is
reallowed  to  selling broker/dealers.   The
Distributor may, in its discretion,  reallow
up  to  100% of any sales charge on Class  A
shares.  Also, on Class B shares, the  4.00%
commission paid at the time of purchase is now paid to the selling broker/dealer, as is the service fee under the Distribution and Service Plan.

Insert  on  page  81  above  "How  to   Sell
(Redeem) Shares":

Automated     Clearing     House     ("ACH")
Transactions

You  may choose to buy or sell shares at any
time with our ACH service.  If your bank  is
a  member  of  ACH,  you can  call  customer
service  at 1-877-999-2434 to have a minimum
of  $50 transferred to or from your American
General  Fund  Group  account.   Transaction
requests  must  be  received  by  3:00  p.m.
Central  Time.  You may be charged  $25  for
any  returned  ACH  transactions,  such   as
returns  for  insufficient funds.  Automatic
ACH instructions may be deleted from your account if you have three or more returned transactions.

For Specific Funds only:

American General International Growth Fund

The  "Fund Investments" guidelines  included
in  the "Fact Sheet" should reflect that  at
least  65% of the Fund's total assets should
be  invested  in  foreign equity  securities
rather  than  85%  of  total  assets.    The
information with respect to the performance of the Templeton International Fund should be deleted in its entirety.

American General International Value Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that at least 65% of the Fund's total assets should be invested in foreign securities rather than 80% of total assets.

American  General Stock Index Fund, American
General Mid Cap Index Fund, American General
Small  Cap  Index Fund and American  General
Small Cap Value Fund

On  July 27, 1999, the Board of Trustees  of
the  Series Company approved the termination
of  Bankers  Trust  as sub-adviser  of  each
Fund.  VALIC re-assumed direct management of
the  investment portfolio for  the  American
General  Stock Index Fund (the "Stock  Index
Fund"),  the American General Mid Cap  Index
Fund  (the  "Mid Cap Index Fund"),  and  the
American  General Small Cap Index Fund  (the
"Small  Cap  Index Fund")  on  September  1,
1999.   With respect to the American General
Small   Cap  Value  Fund,  VALIC  re-assumed
direct  management of that  portion  of  the
portfolio  managed  by  Bankers   Trust   on
September   1,   1999.   Consequently,   the
section entitled "Portfolio Manager" in  the
Fund's   "Fact  Sheet"  as   well   as   the
performance information of other investment companies or private accounts is deleted in its entirety for the Stock Index Fund, the Mid Cap Index Fund and the Small Cap Index
Fund.

American General Small Cap Value Fund

Under the caption "Portfolio Manager" the disclosure should be deleted in its entirety and replaced with the following:

 Investment   decisions  for  the   actively
 managed portion of the Fund are made  by  a
 team  at  Fiduciary Management  Associates,
 Inc.  that  consists of portfolio  managers
 and  analysts who specialize their research
 by  sectors.  Kathryn Vorisek is  the  lead
 portfolio   manager.    The   team    meets
 regularly to review portfolio holdings and to discuss purchase and sale activity.

 Investment  decisions  for  the   passively
 managed portion of the Fund are made  by  a
 team   at   VALIC  of  portfolio  managers,
 assistant  portfolio managers and  analysts
 organized  for  that  purpose.   The  teams
 meet    regularly   to   review   portfolio
 holdings and discuss purchase and sale activity.

American General Socially Responsible Fund

The section entitled "Portfolio Manager" in the Fund's "Fact Sheet" is replaced in its entirety with the following:

 Investment decisions are made by a team  of
 portfolio   managers,  assistant  portfolio
 managers  and analysts organized  for  that
 purpose.   The  team  meets  regularly   to
 review   portfolio  holdings  and   discuss
 purchase and sale activity.

American    General   Conservative    Growth
Lifestyle  Fund,  American  General   Growth
Lifestyle Fund and American General Moderate
Growth Lifestyle Fund

Under the caption "Portfolio Manager" the disclosure should be deleted in its entirety and replaced with the following:

 Investment  decisions  for  the   passively
 managed portion of the Fund are made  by  a
 team   at   VALIC  of  portfolio  managers,
 assistant  portfolio managers and  analysts
 organized  for  that  purpose.   The  teams
 meet    regularly   to   review   portfolio
 holdings and discuss purchase and sale activity.

The  section  in  the  Prospectus  captioned
"Investment Strategy" should be  deleted  in
its   entirety   and   replaced   with   the
following:

American    General   Conservative    Growth
Lifestyle Fund

 Asset    allocation   among   the    equity
 securities   of  international   companies,
 large   capitalization  companies,   medium
 capitalization       companies,       small
 capitalization companies and bonds  is  the
 most critical investment decision that  you
 make   as   an   investor.  Selecting   the
 appropriate combination should be based  on
 your   personal  investment   goals,   time
 horizons  and  risk  tolerance.  The  chart
 below    reflects   the   projected   asset
 allocation ranges for this Fund.

   International Equity Securities         5%-15%
                              Small
                              Capitalization
                              Equity
                              Securities    5%-15%
   Medium Capitalization Equity Securities  5%-15%
   Large Capitalization Equity Securities  25%-35%
   Bonds                     30%-50%

 This  Fund is managed so that it can  serve
 as  a  complete investment program for  you
 or   as   a   core  part  of  your   larger
 portfolio. The Underlying Funds  have  been
 selected    to   represent   a   reasonable
 spectrum  of  investment  options  for  the
 Fund.  We  have based the target investment
 percentages for the Fund on the  degree  to
 which  we believe the Underlying Funds,  in
 combination,  to  be  appropriate  for  the
 Fund's  investment objective. We may change
 the    asset    allocation   ranges,    the
 particular  Underlying Funds in  which  the
 Fund  may  invest and the target investment
 percentages  set  from  time  to  time   by
 VALIC, subject to the supervision of the Series Company's Board of Trustees.

 We intend to allocate the Fund's assets among the Underlying Funds as follows:

            American  General  International
Value Fund                    5%
   American  General  International   Growth
   Fund  5%
   American General Small Cap Value Fund       5%
   American General Small Cap Growth Fund       5%
   American General Mid Cap Value Fund  5%
   American General Mid Cap Growth Fund         5%
   American General Large Cap Growth Fund              15%
   American General Large Cap Value Fund               15%
     American  General  Domestic  Bond  Fund
40%

American General Growth Lifestyle Fund

 Asset    allocation   among   the    equity
 securities   of  international   companies,
 large   capitalization  companies,   medium
 capitalization       companies,       small
 capitalization companies and bonds  is  the
 most critical investment decision that  you
 make   as   an   investor.  Selecting   the
 appropriate combination should be based  on
 your   personal  investment   goals,   time
 horizons  and  risk  tolerance.  The  chart
 below    reflects   the   projected   asset
 allocation ranges for this Fund.

   International Equity Securities        25%-35%
   Small Capitalization Equity Securities 15%-25%
   Medium Capitalization Equity Securities10%-20%
   Large Capitalization Equity Securities  20%-30%
   Bonds                        5%-15%

 This  Fund is managed so that it can  serve
 as  a  complete investment program for  you
 or   as   a   core  part  of  your   larger
 portfolio. The Underlying Funds  have  been
 selected    to   represent   a   reasonable
 spectrum  of  investment  options  for  the
 Fund.  We  have based the target investment
 percentages for the Fund on the  degree  to
 which  we believe the Underlying Funds,  in
 combination,  to  be  appropriate  for  the
 Fund's  investment objective. We may change
 the    asset    allocation   ranges,    the
 particular  Underlying Funds in  which  the
 Fund  may  invest and the target investment
 percentages  set  from  time  to  time   by
 VALIC, subject to the supervision of the Series Company's Board of Trustees.

 We intend to allocate the Fund's assets among the Underlying Funds as follows:

   American   General  International   Value
   Fund15%
    American  General  International  Growth
Fund15%
   American General Small Cap Value Fund       10%
   American General Small Cap Growth Fund      10%
   American General Mid Cap Value Fund          8%
   American General Mid Cap Growth Fund         7%
   American General Large Cap Growth Fund      13%
   American General Large Cap Value Fund       12%
   American General Domestic Bond Fund         10%

American  General Moderate Growth  Lifestyle
Fund

  Asset    allocation   among   the   equity
  securities   of  international  companies,
  large   capitalization  companies,  medium
  capitalization      companies,       small
  capitalization companies and bonds is  the
  most  critical  investment  decision  that
  you  make  as  an investor. Selecting  the
  appropriate  combination should  be  based
  on  your  personal investment goals,  time
  horizons  and  risk tolerance.  The  chart
  below   reflects   the   projected   asset
  allocation ranges for this Fund.

  International Equity Securities         10%-20%
  Small Capitalization Equity Securities  10%-20%
  Medium Capitalization Equity Securities 10%-20%
  Large Capitalization Equity Securities  25%-35%
  Bonds                      20%-30%

 This  Fund is managed so that it can  serve
 as  a  complete investment program for  you
 or   as   a   core  part  of  your   larger
 portfolio. The Underlying Funds  have  been
 selected    to   represent   a   reasonable
 spectrum  of  investment  options  for  the
 Fund.  We  have based the target investment
 percentages for the Fund on the  degree  to
 which  we believe the Underlying Funds,  in
 combination,  to  be  appropriate  for  the
 Fund's  investment objective. We may change
 the    asset    allocation   ranges,    the
 particular  Underlying Funds in  which  the
 Fund  may  invest and the target investment
 percentages  set  from  time  to  time   by
 VALIC, subject to the supervision of the Series Company's Board of Trustees.

 We intend to allocate the Fund's assets among the Underlying Funds as follows:

   American General International Value Fund    8%
    American  General  International  Growth
Fund      7%
   American General Small Cap Value Fund        8%
   American General Small Cap Growth Fund       7%
   American General Mid Cap Value Fund          8%
   American General Mid Cap Growth Fund         7%
   American General Large Cap Growth Fund      15%
   American General Large Cap Value Fund       15%
   American General Domestic Bond Fund         25%






VA  10856-E

 AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

            INSTITUTIONAL CLASS I
                     AND
            INSTITUTIONAL CLASS II

      SUPPLEMENT DATED JANUARY 21, 2000
    TO PROSPECTUS DATED NOVEMBER 2, 1998


For All Funds:

This    Supplement   incorporates    certain
information   provided   in    a    previous
supplement dated November 15, 1999.

The "Investment Objective" section included in the "Fact Sheet" should reflect that the investment objective may be changed by the Trustees without shareholder approval.

Craig  R. Rodby, John A. Graf and Thomas  L.
West,  Jr.  have  resigned as  Trustees  and
Officers  of the Series Company.  R.  Miller
Upton  has resigned as Trustee of the Series
Company.   Effective January 18,  2000,  the
size of the Board was reset at 10 (eight  of
the  Trustees are independent  and  two  are
employees   of  VALIC  or  its  affiliates).
Effective July 27, 1999, Alice T.  Kane  and
Kent E. Barrett were elected by the Board of Trustees to serve as trustees and President and Executive Vice President, respectively, of the Series Company.

For Specific Funds only:

 American General International Growth Fund

The  "Fund Investments" guidelines  included
in  the "Fact Sheet" should reflect that  at
least  65% of the Fund's total assets should
be  invested  in  foreign equity  securities
rather  than  85%  of  total  assets.    The
information with respect to the performance of the Templeton International Fund should be deleted in its entirety.

American General International Value Fund

The "Fund Investments" guidelines included in the "Fact Sheet" should reflect that at least 65% of the Fund's total assets should be invested in foreign securities rather than 80% of total assets.

American General Small Cap Value Fund

On July 27, 1999, the Board of Trustees of the Series Company approved the termination of Bankers Trust as sub-adviser of the Fund.
VALIC re-assumed direct management of that portion of the portfolio managed by Bankers
Trust on September 1, 1999.

Under the caption "Portfolio Manager" the disclosure should be deleted in its entirety and replaced with the following:

 Investment   decisions  for  the   actively
 managed portion of the Fund are made  by  a
 team  at  Fiduciary Management  Associates,
 Inc.  that  consists of portfolio  managers
 and  analysts who specialize their research
 by  sectors.  Kathryn Vorisek is  the  lead
 portfolio   manager.    The   team    meets
 regularly to review portfolio holdings and to discuss purchase and sale activity.

 Investment decisions for the passively
 managed portion of the Fund are made by a team at VALIC of portfolio managers, assistant portfolio managers and analysts organized for that purpose. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity.

American General Socially Responsible Fund

The section entitled "Portfolio Manager" in the Fund's "Fact Sheet" is replaced in its entirety with the following:

 Investment decisions are made by a team  of
 portfolio   managers,  assistant  portfolio
 managers  and analysts organized  for  that
 purpose.   The  team  meets  regularly   to
 review   portfolio  holdings  and   discuss
 purchase and sale activity.

American    General   Conservative    Growth
Lifestyle  Fund,  American  General   Growth
Lifestyle Fund and American General Moderate
Growth Lifestyle Fund

Under the caption "Portfolio Manager" the disclosure should be deleted in its entirety and replaced with the following:

 Investment  decisions  for  the   passively
 managed portion of the Fund are made  by  a
 team   at   VALIC  of  portfolio  managers,
 assistant  portfolio managers and  analysts
 organized  for  that  purpose.   The  teams
 meet    regularly   to   review   portfolio
 holdings and discuss purchase and sale activity.

The  section  in  the  Prospectus  captioned
"Investment Strategy" should be  deleted  in
its   entirety   and   replaced   with   the
following:

American    General   Conservative    Growth
Lifestyle Fund

 Asset    allocation   among   the    equity
 securities   of  international   companies,
 large   capitalization  companies,   medium
 capitalization       companies,       small
 capitalization companies and bonds  is  the
 most critical investment decision that  you
 make   as   an   investor.  Selecting   the
 appropriate combination should be based  on
 your   personal  investment   goals,   time
 horizons  and  risk  tolerance.  The  chart
 below    reflects   the   projected   asset
 allocation ranges for this Fund.

   International Equity Securities         5%-15%
   Small Capitalization Equity Securities    %-15%
   Medium Capitalization Equity Securities  5%-15%
   Large Capitalization Equity Securities  25%-35%
   Bonds                     30%-50%

 This  Fund is managed so that it can  serve
 as  a  complete investment program for  you
 or   as   a   core  part  of  your   larger
 portfolio. The Underlying Funds  have  been
 selected    to   represent   a   reasonable
 spectrum  of  investment  options  for  the
 Fund.  We  have based the target investment
 percentages for the Fund on the  degree  to
 which  we believe the Underlying Funds,  in
 combination,  to  be  appropriate  for  the
 Fund's  investment objective. We may change
 the    asset    allocation   ranges,    the
 particular  Underlying Funds in  which  the
 Fund  may  invest and the target investment
 percentages  set  from  time  to  time   by
 VALIC, subject to the supervision of the Series Company's Board of Trustees.

 We intend to allocate the Fund's assets among the Underlying Funds as follows:

   American   General  International   Value
   Fund  5%
   American  General  International   Growth
   Fund  5%
   American General Small Cap Value Fund       5%
   American General Small Cap Growth Fund       5%
   American General Mid Cap Value Fund          5%
   American General Mid Cap Growth Fund         5%
   American General Large Cap Growth Fund      15%
   American General Large Cap Value Fund       15%
   American General Domestic Bond Fund         40%


American General Growth Lifestyle Fund

 Asset    allocation   among   the    equity
 securities   of  international   companies,
 large   capitalization  companies,   medium
 capitalization       companies,       small
 capitalization companies and bonds  is  the
 most critical investment decision that  you
 make   as   an   investor.  Selecting   the
 appropriate combination should be based  on
 your   personal  investment   goals,   time
 horizons  and  risk  tolerance.  The  chart
 below    reflects   the   projected   asset
 allocation ranges for this Fund.

   International Equity Securities        25%-35%
   Small Capitalization Equity Securities  15%-25%
   Medium Capitalization Equity Securities 10%-20%
   Large Capitalization Equity Securities  20%-30%
   Bonds                        5%-15%

 This  Fund is managed so that it can  serve
 as  a  complete investment program for  you
 or   as   a   core  part  of  your   larger
 portfolio. The Underlying Funds  have  been
 selected    to   represent   a   reasonable
 spectrum  of  investment  options  for  the
 Fund.  We  have based the target investment
 percentages for the Fund on the  degree  to
 which  we believe the Underlying Funds,  in
 combination,  to  be  appropriate  for  the
 Fund's  investment objective. We may change
 the    asset    allocation   ranges,    the
 particular  Underlying Funds in  which  the
 Fund  may  invest and the target investment
 percentages  set  from  time  to  time   by
 VALIC, subject to the supervision of the Series Company's Board of Trustees.

 We intend to allocate the Fund's assets among the Underlying Funds as follows:

   American   General  International   Value
   Fund  15%
    American  General  International  Growth
Fund      15%
   American General Small Cap Value Fund       10%
   American General Small Cap Growth Fund      10%
   American General Mid Cap Value Fund          8%
   American General Mid Cap Growth Fund         7%
   American General Large Cap Growth Fund      13%
   American General Large Cap Value Fund       12%
   American General Domestic Bond Fund         10%

American  General Moderate Growth  Lifestyle
Fund

  Asset    allocation   among   the   equity
  securities   of  international  companies,
  large   capitalization  companies,  medium
  capitalization      companies,       small
  capitalization companies and bonds is  the
  most  critical  investment  decision  that
  you  make  as  an investor. Selecting  the
  appropriate  combination should  be  based
  on  your  personal investment goals,  time
  horizons  and  risk tolerance.  The  chart
  below   reflects   the   projected   asset
  allocation ranges for this Fund.

     International Equity Securities         10%-20%
  Small Capitalization Equity Securities  10%-20%
  Medium Capitalization Equity Securities 10%-20%
  Large Capitalization Equity Securities  25%-35%
  Bonds                      20%-30%

 This  Fund is managed so that it can  serve
 as  a  complete investment program for  you
 or   as   a   core  part  of  your   larger
 portfolio. The Underlying Funds  have  been
 selected    to   represent   a   reasonable
 spectrum  of  investment  options  for  the
 Fund.  We  have based the target investment
 percentages for the Fund on the  degree  to
 which  we believe the Underlying Funds,  in
 combination,  to  be  appropriate  for  the
 Fund's  investment objective. We may change
 the    asset    allocation   ranges,    the
 particular  Underlying Funds in  which  the
 Fund  may  invest and the target investment
 percentages  set  from  time  to  time   by
 VALIC, subject to the supervision of the Series Company's Board of Trustees.

 We intend to allocate the Fund's assets among the Underlying Funds as follows:

   American General International Value Fund    8%
    American  General  International  Growth
Fund      7%
   American General Small Cap Value Fund        8%
   American General Small Cap Growth Fund       7%
   American General Mid Cap Value Fund          8%
   American General Mid Cap Growth Fund         7%
   American General Large Cap Growth Fund      15%
   American General Large Cap Value Fund       15%
   American General Domestic Bond Fund         25%



 VA 10856-I/IIG